UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
APRIL 30, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 110.0%

	Shares	Value
CONSUMER DISCRETIONARY — 10.5%
Apollo Group, Cl A (A)(B)*	2,500	$88,050
Coastal Contacts *	6,000	17,100
Gap (A)(B)	8,000	228,000
General Motors (A)*	2,000	46,000
Hanesbrands (B)*	3,000	84,660
Honda Motor ADR	3,000	108,120
Staples (A)(B)	9,800	150,920
Target (A)(B)	4,000	231,760
Tim Hortons (A)(B)	1,000	57,690
TJX (A)(B)	4,000	166,840
Valassis Communications (A)(B)*	5,000	100,000

		1,279,140

CONSUMER STAPLES — 12.2%
Archer-Daniels-Midland (A)(B)	4,100	126,403
Bunge	1,000	64,500
Clorox (A)	1,500	105,150
Colgate-Palmolive (A)(B)	600	59,364
ConAgra Foods (A)	5,000	129,100
Diageo ADR (A)	500	50,560
JM Smucker (A)(B)	2,000	159,260
Kimberly-Clark (A)(B)	3,000	235,410
Kraft Foods, Cl A (A)(B)	3,000	119,610
Metro, Cl A	1,000	53,480
PepsiCo (A)	2,000	132,000
Unilever ADR	2,000	68,640
Wal-Mart Stores (A)(B)	3,000	176,730

		1,480,207

ENERGY — 16.5%
Americas Petrogas *	6,000	16,581
Anadarko Petroleum	800	58,568
Atwood Oceanics (A)(B)*	2,000	88,660
Canadian Natural Resources	1,000	34,750
Cenovus Energy (A)(B)	2,000	72,500
Chevron	500	53,280
ConocoPhillips (A)	2,800	200,564
Crocotta Energy *	3,000	7,299
Diamond Offshore Drilling (A)(B)	1,500	102,825
Encana (A)	5,000	104,700
ENI ADR (A)	2,000	89,120
Evolution Petroleum *	4,000	35,360
Gasfrac Energy Services *	2,000	9,862
Hess (A)(B)	2,500	130,350
Ithaca Energy *	2,000	5,993
Marathon Oil (A)(B)	3,000	88,020
Murphy Oil (A)(B)	1,000	54,970
Painted Pony Petroleum, Cl A *	7,000	56,476
Suncor Energy (A)	8,000	264,320

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY (continued)
Total ADR (A)	3,500	$168,385
Transocean	1,000	50,390
Valero Energy (A)(B)	5,000	123,500
Whiting Petroleum (A)(B)*	3,000	171,600
Xtreme Drilling and Coil Services *	5,000	16,197

		2,004,270

FINANCIALS — 8.4%
Bank of New York Mellon (A)(B)	5,000	118,250
Berkshire Hathaway, Cl B (A)*	500	40,225
CBOE Holdings (A)(B)	8,000	211,520
CME Group, Cl A (B)	200	53,164
First Pacific ADR	4,000	21,720
Janus Capital Group (B)	6,000	45,480
JPMorgan Chase (B)	4,000	171,920
Knight Capital Group, Cl A (B)*	10,000	131,400
Wells Fargo (B)	4,000	133,720
Weyerhaeuser	4,800	97,728

		1,025,127

HEALTH CARE — 13.9%
Abbott Laboratories (A)	3,500	217,210
Affymetrix (A)(B)*	6,000	26,520
Boston Scientific (A)(B)*	25,000	156,500
Burcon NutraScience *	8,000	58,800
GlaxoSmithKline ADR (A)	3,500	161,805
Hologic (A)(B)*	6,000	114,720
Johnson & Johnson (A)	2,500	162,725
Medtronic (A)(B)	3,000	114,600
Merck (A)(B)	4,100	160,884
Natus Medical *	2,000	24,480
Novartis ADR	3,000	165,510
Sanofi ADR (A)	4,000	152,720
Trinity Biotech ADR	15,000	172,800

		1,689,274

INDUSTRIALS — 5.4%
Bri-Chemical *	4,000	14,132
Delta Air Lines (A)(B)*	7,000	76,720
Exelis	2,000	23,060
Ingersoll-Rand (A)(B)	5,000	212,600
ITT	1,000	22,460
JetBlue Airways *	5,000	23,750
Siemens ADR	600	55,722
Tyco International (A)	3,000	168,390
Xylem	2,000	55,760

		652,594

INFORMATION TECHNOLOGY — 27.9%
Advanced Energy Industries (A)(B)*	5,000	59,700
Alcatel-Lucent ADR *	60,000	90,600

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Apple (A)(B)*	800	$467,391
Black Box	4,000	90,440
BMC Software (B)*	3,000	123,780
Canon ADR	1,000	45,360
Cisco Systems (A)(B)	6,000	120,900
Computer Sciences (A)(B)	4,500	126,270
Corning (B)	5,000	71,750
Dell (A)(B)*	12,000	196,440
Dolby Laboratories, Cl A (A)(B)*	3,000	117,690
Flextronics International (A)(B)*	8,000	53,280
Google, Cl A (A)(B)*	400	242,092
Hewlett-Packard (A)	6,000	148,560
Hitachi ADR (A)	2,000	126,600
Intel (A)(B)	5,000	142,000
International Business Machines (B)	600	124,248
Juniper Networks (A)(B)*	5,000	107,150
Kemet *	8,000	68,080
Lexmark International, Cl A (A)(B)	2,000	60,200
Logitech International (B)*	2,000	20,300
Marchex, Cl A	6,000	20,880
Mastercard, Cl A (B)	200	90,454
Microsoft (A)(B)	9,000	288,180
MKS Instruments (A)	2,000	55,300
Nuance Communications (B)*	3,000	73,320
Oracle (A)(B)	3,000	88,170
QUALCOMM (B)	1,000	63,840
Web.com Group (B)*	2,500	32,375
Xerox (B)	10,000	77,800

		3,393,150

MATERIALS — 11.6%
ADA - ES *	2,500	67,188
Agnico-Eagle Mines (A)(B)	4,000	159,680
AuRico Gold (A)(B)*	13,124	120,216
Banro, Cl Warrants *	8,000	34,160
Barrick Gold (A)(B)	8,500	343,654
Goldcorp (A)(B)	2,500	95,650
IAMGOLD (A)	2,000	24,800
Lydian International, Cl A *	5,000	11,895
Molycorp (B)*	500	13,530
Newmont Mining (A)(B)	3,500	166,775
Orko Silver *	25,000	43,023
Prodigy Gold *	10,000	7,390
Queenston Mining *	2,000	7,846
Sabina Gold & Silver *	4,000	11,135
Silver Wheaton (A)(B)	4,000	122,120
Tasman Metals *	5,000	9,769
Teras Resources *	5,000	6,580
TPC Group (B)*	3,000	125,940
Vista Gold *	10,000	30,200
Yamana Gold (B)	1,000	14,700

		1,416,251

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares/ Contracts	Value
TELECOMMUNICATION SERVICES — 0.9%
Vodafone Group ADR (A)(B)	4,000	$111,320

UTILITIES — 2.7%
American Electric Power (A)(B)	500	19,420
Entergy (A)	3,500	229,460
Southern (B)	1,800	82,692

		331,572

TOTAL COMMON STOCK (Cost $12,705,292)		13,382,905

REGISTERED INVESTMENT COMPANIES — 5.1%
CLOSED-END FUNDS— 0.9%
AllianceBernstein Income Fund	5,000	41,050
Korea Fund	1,000	40,040
Royce Value Trust	1,000	25,630

TOTAL CLOSED-END FUNDS (Cost $108,483)		106,720

EXCHANGE TRADED FUNDS— 4.2%
iShares MSCI Japan Small Cap	2,500	114,250
iShares MSCI Singapore	1,000	13,010
Market Vectors Vietnam ETF	3,000	62,610
ProShares Short Russell 2000 (B)	1,000	26,360
Vanguard MSCI Emerging Markets ETF	4,500	191,385
WisdomTree Japan SmallCap Dividend Fund	2,500	110,700

TOTAL EXCHANGE TRADED FUNDS (Cost $520,422)		518,315

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $628,905)		625,035

PURCHASED OPTIONS* — 3.0%
Boston Scientific Call
Expires 1/19/2013, Strike Price $5.00	100	15,300
Expires 1/19/2013, Strike Price $7.50	50	1,800
Expires 8/18/2012, Strike Price $6.00	50	3,000
Cepheid Put
Expires 9/22/2012, Strike Price $35.00	5	1,050
Citigroup Put
Expires 9/22/2012, Strike Price $30.00	10	1,800
Clean Energy Fuels Put
Expires 1/19/2013, Strike Price $22.00	50	28,000
Cliffs National Reserve Put
Expires 10/20/2012, Strike Price $55.00	5	2,125
Cobalt International Energy Put
Expires 10/20/2012, Strike Price $20.00	10	1,550
Direxion Small Cap Bear Call
Expires 6/16/2012, Strike Price $22.00	100	8,500
DR Horton Put
Expires 8/18/2012, Strike Price $12.00	50	1,050
iShares Barclays 7-10 Year Put
Expires 1/19/2013, Strike Price $105.00	10	3,800
iShares Dow Jones US Put
Expires 9/22/2012, Strike Price $75.00	30	21,600

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2012 (Unaudited)

PURCHASED OPTIONS* — continued

	Contracts/ Shares	Value
iShares MSCI Japan Index Fund Call
Expires 6/16/2012, Strike Price $10.00	400	$4,400
ishares Russell 2000 Put
Expires 1/19/2013, Strike Price $70.00	60	21,600
Expires 9/22/2012, Strike Price $75.00	100	30,500
Expires 11/17/2012, Strike Price $72.00	60	19,080
Lennar Put
Expires 8/18/2012, Strike Price $20.00	40	1,600
Mako Surgical Put
Expires 1/19/2013, Strike Price $35.00	10	5,100
Material Select Sector SPDR Put
Expires 1/19/2013, Strike Price $40.00	25	9,000
Expires 9/22/2012, Strike Price $40.00	25	9,125
Microsoft Call
Expires 1/19/2013, Strike Price $30.00	100	33,000
Morgan Stanley Put
Expires 10/20/2012, Strike Price $18.00	10	2,380
Nokia Call
Expires 7/21/2012, Strike Price $4.00	100	1,800
ProShares Short Russell 2000 Call
Expires 7/21/2012, Strike Price $28.00	400	16,000
Expires 10/20/2012, Strike Price $29.00	200	16,000
Expires 7/21/2012, Strike Price $27.00	20	1,400
ProShares Short S&P 500 Call
Expires 8/18/2012, Strike Price $39.00	200	12,000
Expires 5/19/2012, Strike Price $39.00	100	1,500
Expires 5/19/2012, Strike Price $40.00	210	2,100
Expires 5/19/2012, Strike Price $38.00	100	500
ProShares UltraShort Lehman20 Call
Expires 1/19/2013, Strike Price $30.00	20	360
Rackspace Hosting Put
Expires 9/22/2012, Strike Price $55.00	30	14,400
Rovi Put
Expires 10/20/2012, Strike Price $30.00	10	3,400
Salesforce.com Put
Expires 1/19/2013, Strike Price $120.00	10	8,050
SPDR S&P 500 ETF Put
Expires 9/22/2012, Strike Price $130.00	40	14,640
Expires 9/22/2012, Strike Price $125.00	70	18,200
Expires 9/22/2012, Strike Price $115.00	10	1,400
Tesla Motors Put
Expires 1/19/2013, Strike Price $25.00	50	16,000
Weatherfor International Put
Expires 8/18/2012, Strike Price $17.00	10	3,100
Zoltek Put
Expires 9/22/2012, Strike Price $15.00	20	8,400

TOTAL PURCHASED OPTIONS (Cost $576,882)		364,610

SHORT-TERM INVESTMENT — 1.0%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.190% (C) (Cost $121,669)	121,669	121,669

TOTAL INVESTMENTS— 119.1% (Cost $14,032,748)†		$14,494,219

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2012 (Unaudited)

SECURITIES SOLD SHORT
COMMON STOCK — (17.4)%
	Shares	Value
CONSUMER DISCRETIONARY — (4.1)%
Amazon.com *	(100)	$(23,190)
Body Central *	(3,500)	(106,295)
Harley-Davidson	(1,000)	(52,330)
Las Vegas Sands	(500)	(27,745)
Lululemon Athletica *	(1,400)	(103,796)
Netflix.com (B)*	(200)	(16,028)
Tempur-Pedic International *	(500)	(29,420)
Tesla Motors (B)*	(2,000)	(66,260)
Under Armour, Cl A (B)*	(800)	(78,344)

		(503,408)

CONSUMER STAPLES — (0.8)%
Green Mountain Coffee Roasters (B)*	(1,000)	(48,750)
Sanderson Farms	(1,000)	(51,610)

		(100,360)

ENERGY — (0.8)%
Clean Energy Fuels (B)*	(4,765)	(91,679)

FINANCIALS — (2.0)%
Essex Property Trust	(200)	(31,594)
FXCM, Cl A	(10,000)	(115,800)
MSCI, Cl A *	(2,000)	(73,180)
Regions Financial	(2,500)	(16,850)

		(237,424)

HEALTH CARE — (3.6)%
Intuitive Surgical *	(300)	(173,460)
MAKO Surgical (B)*	(5,000)	(206,550)
OraSure Technologies *	(1,000)	(11,470)
Staar Surgical *	(4,000)	(43,880)

		(435,360)

INDUSTRIALS — (0.9)%
Healthcare Services Group	(1,000)	(21,220)
Iron Mountain	(1,000)	(30,370)
Westport Innovations *	(2,000)	(62,600)

		(114,190)

INFORMATION TECHNOLOGY — (4.6)%
OpenTable (B)*	(500)	(22,365)
Rackspace Hosting *	(3,000)	(174,270)
RealPage (B)*	(2,000)	(36,300)
Salesforce.com (B)*	(800)	(124,584)
Universal Display (B)*	(4,000)	(179,880)
VeriFone Systems (B)*	(500)	(23,820)

		(561,219)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares/ Contracts	Value
MATERIALS — (0.6)%
Intrepid Potash (B)*	(500)	$(12,425)
Molycorp (B)*	(600)	(16,236)
Zoltek (B)*	(4,000)	(44,120)

		(72,781)

TOTAL COMMON STOCK (Proceeds $(1,801,579))		$(2,116,421)

REGISTERED INVESTMENT COMPANIES — (0.3)%
EXCHANGE TRADED FUND — (0.3)%
iShares MSCI Italy Index Fund	(2,000)	(24,020)
iShares MSCI Spain	(500)	(13,020)

TOTAL REGISTERED INVESTMENT COMPANIES
(Proceeds $(56,239))		(37,040)

TOTAL SECURITIES SOLD SHORT— (17.7)%
(Proceeds $(1,857,818))		$(2,153,461)

WRITTEN OPTIONS* — (1.5)%
Advanced Energy Industries Call
Expires 5/19/2012, Strike Price $12.50	(30)	(1,200)
Affymetrix Call
Expires 5/19/2012, Strike Price $5.00	(20)	(200)
Agnico-Eagle Mines Call
Expires 8/18/2012, Strike Price $47.50	(10)	(900)
Expires 6/16/2012, Strike Price $42.50	(10)	(1,120)
American Electric Power Call
Expires 5/19/2012, Strike Price $42.00	(5)	(25)
Apollo Group Call
Expires 5/19/2012, Strike Price $39.00	(25)	(375)
Apple Call
Expires 7/21/2012, Strike Price $600.00	(8)	(22,520)
Archer-Daniels-Midland Call
Expires 5/19/2012, Strike Price $33.00	(20)	(260)
Atwood Oceanics Call
Expires 6/16/2012, Strike Price $50.00	(5)	(170)
Expires 5/19/2012, Strike Price $45.00	(5)	(525)
AuRico Gold Call
Expires 6/16/2012, Strike Price $9.00	(40)	(2,600)
Expires 6/16/2012, Strike Price $10.00	(30)	(600)
Bank of New York Mellon Call
Expires 6/16/2012, Strike Price $25.00	(20)	(720)
Expires 5/19/2012, Strike Price $24.00	(20)	(760)
Barrick Gold Call
Expires 5/19/2012, Strike Price $44.00	(15)	(225)
Expires 5/19/2012, Strike Price $45.00	(15)	(90)
Expires 5/19/2012, Strike Price $47.00	(20)	(80)
BMC Software Call
Expires 5/19/2012, Strike Price $42.00	(15)	(1,935)
Expires 5/19/2012, Strike Price $43.00	(15)	(1,350)
CBOE Holdings Call
Expires 5/19/2012, Strike Price $29.00	(20)	(100)
Cenovus Energy Call
Expires 5/19/2012, Strike Price $35.00	(10)	(1,450)
Cisco Systems Call
Expires 6/16/2012, Strike Price $21.00	(20)	(860)
Expires 5/19/2012, Strike Price $20.00	(20)	(1,380)
CME Group Call
Expires 6/16/2012, Strike Price $280.00	(2)	(700)
Colgate-Palmolive Call
Expires 5/19/2012, Strike Price $100.00	(3)	(204)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2012 (Unaudited)

WRITTEN OPTIONS* — (continued)

	Contracts	Value
Computer Sciences Call
Expires 6/16/2012, Strike Price $30.00	(10)	$(800)
Expires 6/16/2012, Strike Price $32.50	(10)	(400)
Corning Call
Expires 6/16/2012, Strike Price $14.00	(25)	(1,650)
Dell Call
Expires 5/19/2012, Strike Price $17.00	(30)	(300)
Expires 5/19/2012, Strike Price $18.00	(20)	(40)
Delta Air Lines Call
Expires 5/19/2012, Strike Price $11.00	(20)	(660)
Expires 6/16/2012, Strike Price $11.00	(30)	(1,830)
Diamond Offshore Drilling Call
Expires 6/16/2012, Strike Price $70.00	(5)	(945)
Expires 5/19/2012, Strike Price $67.50	(5)	(1,175)
Expires 5/19/2012, Strike Price $70.00	(5)	(535)
Dolby Laboratories Call
Expires 6/16/2012, Strike Price $40.00	(20)	(3,100)
Flextronics International Call
Expires 7/21/2012, Strike Price $7.00	(30)	(780)
Expires 5/19/2012, Strike Price $7.00	(20)	(200)
Gap Call
Expires 6/16/2012, Strike Price $25.00	(40)	(15,200)
Expires 5/19/2012, Strike Price $24.00	(10)	(4,600)
Expires 5/19/2012, Strike Price $27.00	(20)	(3,780)
Goldcorp Call
Expires 5/19/2012, Strike Price $47.00	(10)	(10)
Google Call
Expires 5/19/2012, Strike Price $645.00	(4)	(592)
Green Mountain Coffee Roasters Put
Expires 6/16/2012, Strike Price $50.00	(5)	(2,975)
Hanesbrands Call
Expires 7/21/2012, Strike Price $30.00	(10)	(950)
Expires 5/19/2012, Strike Price $30.00	(20)	(400)
Hess Call
Expires 5/19/2012, Strike Price $62.50	(10)	(60)
Hologic Call
Expires 5/19/2012, Strike Price $22.00	(30)	(150)
Expires 6/16/2012, Strike Price $22.00	(30)	(300)
Ingersoll-Rand Call
Expires 5/19/2012, Strike Price $40.00	(10)	(2,850)
Expires 5/19/2012, Strike Price $41.00	(10)	(2,000)
Expires 6/16/2012, Strike Price $40.00	(10)	(3,300)
Expires 6/16/2012, Strike Price $41.00	(10)	(2,450)
Expires 6/16/2012, Strike Price $39.00	(10)	(4,100)
Intel Call
Expires 6/16/2012, Strike Price $27.00	(10)	(1,550)
Expires 6/16/2012, Strike Price $28.00	(20)	(1,780)
Expires 5/19/2012, Strike Price $28.00	(10)	(600)
International Business Machines Call
Expires 5/19/2012, Strike Price $200.00	(6)	(4,380)
Intrepid Potash Put
Expires 5/19/2012, Strike Price $22.00	(5)	(100)
Janus Capital Group Call
Expires 5/19/2012, Strike Price $8.00	(30)	(300)
JM Smucker Call
Expires 5/19/2012, Strike Price $80.00	(5)	(275)
Expires 6/16/2012, Strike Price $80.00	(5)	(825)
Expires 7/21/2012, Strike Price $80.00	(5)	(1,100)
JPMorgan Chase Call
Expires 5/19/2012, Strike Price $47.00	(15)	(45)
Expires 6/16/2012, Strike Price $45.00	(15)	(855)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2012 (Unaudited)

WRITTEN OPTIONS* — (continued)

	Contracts	Value
Juniper Networks Call
Expires 5/19/2012, Strike Price $23.00	(20)	$(340)
Expires 7/21/2012, Strike Price $24.00	(30)	(1,740)
Kimberly-Clark Call
Expires 7/21/2012, Strike Price $77.50	(10)	(1,950)
Knight Capital Group Call
Expires 7/21/2012, Strike Price $12.50	(20)	(2,500)
Expires 5/19/2012, Strike Price $12.50	(20)	(1,800)
Kraft Foods Call
Expires 5/19/2012, Strike Price $40.00	(20)	(880)
Lexmark International Call
Expires 6/16/2012, Strike Price $34.00	(10)	(100)
Expires 5/19/2012, Strike Price $34.00	(10)	(50)
Logitech International Call
Expires 6/16/2012, Strike Price $10.00	(20)	(1,300)
Mako Surgical Put
Expires 5/19/2012, Strike Price $30.00	(10)	(250)
Expires 8/18/2012, Strike Price $22.50	(10)	(550)
Marathon Oil Call
Expires 5/19/2012, Strike Price $31.00	(10)	(160)
Mastercard Call
Expires 5/19/2012, Strike Price $410.00	(2)	(9,500)
Medtronic Call
Expires 5/19/2012, Strike Price $42.00	(10)	(30)
Merck Call
Expires 5/19/2012, Strike Price $39.00	(10)	(620)
Expires 6/16/2012, Strike Price $40.00	(10)	(390)
Expires 7/21/2012, Strike Price $40.00	(15)	(900)
Microsoft Call
Expires 6/16/2012, Strike Price $32.00	(10)	(730)
Expires 6/16/2012, Strike Price $33.00	(20)	(700)
Molycorp Call
Expires 6/16/2012, Strike Price $37.50	(5)	(95)
Molycorp Put
Expires 6/16/2012, Strike Price $30.00	(6)	(2,520)
Murphy Oil Call
Expires 5/19/2012, Strike Price $60.00	(5)	(185)
Expires 6/16/2012, Strike Price $60.00	(5)	(350)
Netflix.com Put
Expires 6/16/2012, Strike Price $150.00	(2)	(13,772)
Newmont Mining Call
Expires 5/19/2012, Strike Price $55.00	(30)	(240)
Nuance Communications Call
Expires 5/19/2012, Strike Price $28.00	(30)	(450)
OpenTable Put
Expires 5/19/2012, Strike Price $35.00	(5)	(135)
Oracle Call
Expires 6/16/2012, Strike Price $30.00	(30)	(1,740)
QUALCOMM Call
Expires 5/19/2012, Strike Price $65.00	(10)	(550)
RealPage Put
Expires 5/19/2012, Strike Price $17.50	(10)	(500)
Silver Wheaton Call
Expires 5/19/2012, Strike Price $37.00	(20)	(40)
Southern Call
Expires 5/19/2012, Strike Price $45.00	(10)	(900)
Staples Call
Expires 6/16/2012, Strike Price $16.00	(15)	(600)
Expires 6/16/2012, Strike Price $17.00	(50)	(600)
Expires 5/19/2012, Strike Price $17.00	(30)	(300)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2012 (Unaudited)

WRITTEN OPTIONS* — (continued)

	Contracts	Value
Target Call
Expires 5/19/2012, Strike Price $60.00	(30)	$(1,020)
Tim Hortons Call
Expires 5/19/2012, Strike Price $55.00	(10)	(3,200)
TJX Call
Expires 5/19/2012, Strike Price $40.00	(20)	(4,300)
Expires 7/21/2012, Strike Price $42.50	(10)	(1,400)
TPC Group Call
Expires 6/16/2012, Strike Price $45.00	(20)	(3,200)
Expires 6/16/2012, Strike Price $50.00	(5)	(350)
Under Armour Put
Expires 6/16/2012, Strike Price $85.00	(4)	(420)
Universal Display Put
Expires 5/19/2012, Strike Price $32.00	(15)	(150)
Expires 6/16/2012, Strike Price $30.00	(10)	(300)
Valassis Communications Call
Expires 5/19/2012, Strike Price $25.00	(40)	(200)
Valero Energy Call
Expires 6/16/2012, Strike Price $25.00	(10)	(1,040)
Expires 6/16/2012, Strike Price $28.00	(10)	(220)
Expires 5/19/2012, Strike Price $27.00	(20)	(240)
VeriFone Systems Put
Expires 7/21/2012, Strike Price $40.00	(5)	(575)
Vodafone Group Call
Expires 7/21/2012, Strike Price $28.00	(20)	(940)
Wal-Mart Stores Call
Expires 5/19/2012, Strike Price $60.00	(10)	(440)
Web.com Group Call
Expires 6/16/2012, Strike Price $15.00	(25)	(1,625)
Wells Fargo Call
Expires 5/19/2012, Strike Price $33.00	(10)	(720)
Whiting Petroleum Call
Expires 6/16/2012, Strike Price $60.00	(10)	(1,600)
Expires 6/16/2012, Strike Price $57.50	(10)	(2,600)
Expires 5/19/2012, Strike Price $57.50	(10)	(1,500)
Xerox Call
Expires 5/19/2012, Strike Price $8.00	(40)	(320)
Yamana Gold Call
Expires 5/19/2012, Strike Price $16.00	(10)	(110)

TOTAL WRITTEN OPTIONS (Premiums Received $(257,505))		$(182,228)

Percentages are based on Net Assets of $12,171,385.

*	Non-income producing security.
(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)	Underlying security for a written/purchased option.
(C)	The reporting rate is the 7-day effective yield as of April 30, 2012.
†	At April 30, 2012, the tax basis cost of the Fund's investments was $14,032,748, and the unrealized appreciation and depreciation were $1,449,148 and $(987,677) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ADR – American Depositary Receipt

Cl – Class

ETF – Exchange Traded Fund

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND APRIL 30, 2012 (Unaudited)

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments and liabilities carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$13,382,905	$—	$—	$13,382,905
Registered Investment Companies	625,035	—	—	625,035
Purchased Options	364,610	—	—	364,610
Short-Term Investment	121,669	—	—	121,669

Total Investments in Securities	$14,494,219	$—	$—	$14,494,219

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stock	$(2,116,421)	$—	$—	$(2,116,421)
Registered Investment Companies	(37,040)	—	—	(37,040)
Written Options	(182,228)	—	—	(182,228)

Total Liabilities	$(2,335,689)	$—	$—	$(2,335,689)

During the period ended April 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended April 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

GRT-QH-002-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund II

By	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: June 28, 2012

By	/S/ MICHAEL LAWSON
Michael Lawson Treasurer, Controller and Chief Financial Officer

Date: June 28, 2012